TAXATION (Tables)	12 Months Ended
Dec. 31, 2015
TAXATION
Schedule of components of pre-tax income (loss)

	For the years ended December 31,
	2013	2014	2015
Pre-tax income (loss) from domestic (PRC) entities	(119,224,998)	(75,910,255)	5,669,944
Pre-tax income (loss) from foreign (non-PRC) entities	(31,760,887)	(15,323,525)	778,156,851

Total pre-tax income (loss)	(150,985,885)	(91,233,780)	783,826,795

Schedule of components of current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income (loss)

	For the years ended December 31,
	2013	2014	2015
Current income tax expense
Domestic (PRC) entities	1,228,145	1,911,657	1,408,703
Foreign (non-PRC) entities	—	—	—

Total	1,228,145	1,911,657	1,408,703

Deferred income tax expense
Domestic (PRC) entities	—	—	—
Foreign (non-PRC) entities	—	—	—

Total	—	—	—

Income tax expense (excluding withholding tax)
Domestic (PRC) entities	1,228,145	1,911,657	1,408,703

Withholding tax
Foreign (non-PRC) entities	—	—	86,079,287

Total income tax expense	1,228,145	1,911,657	87,487,990

Reconciliation of the differences between statutory CIT rate and the effective tax rate

	For the Years Ended December 31,
	2013	2014	2015
Statutory income tax rate	25.0%	25.0%	25.0%
Different tax rates in other jurisdictions	(5.0)%	(4.0)%	(26.0)%
Withholding tax on sale of cost method investment	—	—	10.6%
Permanent differences	(6.8)%	1.9%	0.1%
Change in valuation allowance	(14.0)%	(25.0)%	1.1%
Other	—	—	0.4%

Effective tax rate	(0.8)%	(2.1)%	11.2%

Schedule of significant components of deferred tax assets

	As of December 31,
	2014	2015
Current
Deferred tax assets:
Accrued payroll and other expenses	13,204,105	—
Allowance for doubtful accounts	1,492,412	1,902,811
Others	—	19,857
Less: valuation allowance	(14,696,517)	(1,922,668)

Total current deferred tax assets, net	—	—

Non-current
Deferred tax assets:
Net operating loss carry forwards	61,470,932	80,068,514
Temporary difference on property and equipment	13,529,678	7,747,308
Less: valuation allowance	(75,000,610)	(87,815,822)

Total non-current deferred tax assets, net	—	—

Total deferred tax assets, net	—	—

Schedule of movement of valuation allowance

	As of December 31,
	2013	2014	2015
Current
Balance at beginning of the year	10,467,945	13,814,868	14,696,517
Additions in current year	3,346,923	881,649	430,256
Reversals in current year	—	—	(13,204,105)

Balance at the end of the year	13,814,868	14,696,517	1,922,668

Non-current
Balance at beginning of the year	34,073,011	52,333,898	75,000,610
Additions in current year	18,260,887	22,666,712	24,944,528
Reversals in current year	—	—	(12,006,661)
Expirations in current year	—	—	(122,655)

Balance at the end of the year	52,333,898	75,000,610	87,815,822